Exit or Disposal Activities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) store branch	Dec. 31, 2017 USD ($) store branch	Dec. 31, 2016 USD ($)	Dec. 31, 2016 store	Dec. 31, 2016 facility	Dec. 31, 2016 branch
Exit or Disposal Activities (Textual) [Abstract]
Accruals for exit and disposal activities acquired		$ 4,456
Provisions for severance and other qualified exit costs	$ 14,923	50,503	$ 3,038
Facilities, Stores, and Branches Closed Prior to 2018
Exit or Disposal Activities (Textual) [Abstract]
Provisions for severance and other qualified exit costs	612
Facilities, Stores, and Branches Closed Prior to 2017
Exit or Disposal Activities (Textual) [Abstract]
Provisions for severance and other qualified exit costs		3,052
Facilities, Stores, and Branches Closed Prior to 2016
Exit or Disposal Activities (Textual) [Abstract]
Provisions for severance and other qualified exit costs			1,513
Valspar
Exit or Disposal Activities (Textual) [Abstract]
Accruals for exit and disposal activities acquired		4,456
Administrative
Exit or Disposal Activities (Textual) [Abstract]
Provisions for severance and other qualified exit costs	$ 12,251	$ 47,308
The Americas Group
Exit or Disposal Activities (Textual) [Abstract]
Number of stores closed | store	15	13		16
Performance Coatings Group
Exit or Disposal Activities (Textual) [Abstract]
Number of branches closed	11	2			2	13
Provisions for severance and other qualified exit costs	$ 2,672	$ 143	505
Consumer Brands Group
Exit or Disposal Activities (Textual) [Abstract]
Provisions for severance and other qualified exit costs			$ 1,020